Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of earnings per share
	2023	2022	2021
Basic and diluted earnings per share
Numerator
Loss of the period assigned to Company’s shareholders	(61,004)	(243,029)	(44,646)
Denominator
Weighted average for number of common shares	41,739,993	41,595,506	32,616,258

Basic and diluted loss per share (in reais)	(1.456)	(5.843)	(1.369)